Acquired intellectual property and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Acquired Intellectual Property and Other Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	Patents $	Acquired intellectual property and reacquired rights $	Total $
Year ended December 31, 2018
Opening net book value	773	13,343	14,116
Additions	45	—	45
Amortization for the year	(260)	(1,285)	(1,545)
Closing net book value	558	12,058	12,616
As at December 31, 2018
Cost	1,551	19,075	20,626
Accumulated amortization	(993)	(7,017)	(8,010)
Net book value	558	12,058	12,616

Year ended December 31, 2017
Opening net book value	922	14,628	15,550
Amortization for the year	(149)	(1,285)	(1,434)
Closing net book value	773	13,343	14,116
As at December 31, 2017
Cost	2,171	19,075	21,246
Accumulated amortization	(1,398)	(5,732)	(7,130)
Net book value	773	13,343	14,116